CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
Common Stock — 97.2%
Consumer Discretionary — 12.8%
Consumer Durables & Apparel — 3.3%
446,428	G-III Apparel Group Ltd.[1]	$5,852,671
94,284	Skyline Champion Corp.[1]	2,523,983

		8,376,654

Consumer Services — 3.1%
197,150	ServiceMaster Global Holdings, Inc.[1]	7,862,342

Retailing — 6.4%
359,359	LKQ Corp.[1]	9,965,025
16,816	RH1,2	6,434,138

		16,399,163

Total Consumer Discretionary		32,638,159

Consumer Staples — 8.9%
Food, Beverage & Tobacco — 8.9%
384,491	Nomad Foods Ltd.[1]	9,796,831
665,775	Primo Water Corp.	9,454,005
85,139	TreeHouse Foods, Inc.[1]	3,450,683

Total Consumer Staples		22,701,519

Energy — 1.9%
Energy Equipment & Services — 1.0%
312,557	ChampionX Corp.[1]	2,497,331

Oil, Gas & Consumable Fuels — 0.9%
259,198	Parsley Energy, Inc. — Class A	2,426,093

Total Energy		4,923,424

Financials — 18.8%
Banks — 11.5%
438,473	Associated Banc-Corp.	5,533,529
268,636	BancorpSouth Bank	5,206,166
232,563	BankUnited, Inc.	5,095,455
1,071,217	Investors Bancorp, Inc.	7,777,035
383,163	TFS Financial Corp.	5,628,665

		29,240,850

Diversified Financials — 1.9%
140,991	Moelis & Co. — Class A	4,954,424

Insurance — 5.4%
135,887	American Financial Group, Inc.	9,101,711
74,436	W.R. Berkley Corp.	4,551,762

		13,653,473

Total Financials		47,848,747

Health Care — 8.3%
Health Care Equipment & Services — 5.5%
379,485	Churchill Capital Corp. III — Class A1,2	3,889,721
406,516	Envista Holdings Corp.[1]	10,032,815

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
13,972	Bio-Rad Laboratories, Inc. — Class A1	$7,202,007

Total Health Care		21,124,543

Industrials — 23.3%
Capital Goods — 16.7%
95,463	Applied Industrial Technologies, Inc.	5,260,011
67,167	Carlisle Cos, Inc.	8,219,226
137,392	Kaman Corp.	5,354,166
52,950	Regal Beloit Corp.	4,970,417
80,495	Sunrun, Inc.[1]	6,203,750
11,939	Teledyne Technologies, Inc.[1]	3,703,597
71,723	Valmont Industries, Inc.	8,906,562

		42,617,729

Commercial & Professional Services — 6.6%
233,600	Clarivate PLC[1,3]	7,239,264
126,120	Clean Harbors, Inc.[1]	7,066,503
43,153	TriNet Group, Inc.[1]	2,559,836

		16,865,603

Total Industrials		59,483,332

Information Technology — 6.5%
Semiconductors & Semiconductor Equipment — 2.0%
78,643	Cree, Inc.[1]	5,012,705

Software & Services — 4.5%
80,477	PTC, Inc.[1]	6,657,057
130,767	Tenable Holdings, Inc.[1]	4,936,454

		11,593,511

Total Information Technology		16,606,216

Materials — 5.4%
Chemicals — 5.4%
185,639	GCP Applied Technologies, Inc.[1]	3,889,137
118,552	RPM International, Inc.	9,820,848

Total Materials		13,709,985

Real Estate — 5.6%
Office REIT’s — 5.6%
261,343	Corporate Office Properties Trust	6,199,056
172,719	Cousins Properties, Inc.	4,938,036
114,404	Equity Commonwealth	3,046,579

Total Real Estate		14,183,671

Utilities — 5.7%
Multi-Utilities — 4.1%
64,659	Black Hills Corp.	3,458,610
319,340	NiSource, Inc.	7,025,480

		10,484,090

CRM Funds 1

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Shares		Value
Utilities — (continued)
Water Utilities — 1.6%
28,158	American Water Works Co., Inc.	$4,079,531

Total Utilities		14,563,621

Total Common Stock (Cost $212,949,354)		247,783,217

Short-Term Investments — 2.7%
3,369,772	Blackrock Liquidity Funds T-Fund — Institutional Shares, 0.02%[4]	3,369,772
3,369,772	Federated Hermes Treasury Obligations Fund — Institutional Series, 0.02%[4]	3,369,772

Total Short-Term Investments (Cost $6,739,544)		6,739,544

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.9% (Cost $219,688,898)		254,522,761

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 1.7%
Money Market Funds — 0.1%
$ 151,000	Goldman Sachs Financial Square Government Fund, 0.13%[4]	151,000
151,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.10%[4]	151,000

Total Money Market Funds		302,000

Repurchase Agreements — 1.6%

1,043,968	With BNP Paribas: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,043,970 (collateralized by US Treasury Securities, par values ranging from $1 - $448,167, coupon rates ranging from 0.00% to 2.38%, 03/25/21 - 11/15/49; total market value $1,064,848)	1,043,968

Principal		Value
Repurchase Agreements — (continued)
$ 961,746	With Citigroup Global Markets, Inc.: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $961,748 (collateralized by US Treasury Securities, par values ranging from $0 - $342,451, coupon rates ranging from 0.00% to 4.75%, 03/25/21 - 02/15/50; total market value $980,981)	$961,746
1,043,968	With Deutsche Bank Securities, Inc.: at 0.05%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,043,969 (collateralized by US Treasury Securities, par values ranging from $176,015 - $227,986, coupon rates ranging from 0.00% to 2.50%, 11/10/20 - 02/15/23; total market value $1,064,847)	1,043,968
1,043,968	With Mizuho Securities USA, LLC: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,043,970 (collateralized by a US Treasury Security, par value of $1,050,595, coupon rate of 2.75%, 11/30/20; total market value $1,064,848)	1,043,968

Total Repurchase Agreements		4,093,650

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $4,395,650)		4,395,650

Total Investments — 101.6% (Cost $224,084,548)		258,918,411	[5]
Liabilities in Excess of Other Assets — (1.6)%		(4,002,359)

Total Net Assets — 100.0%		$254,916,052

CRM Funds 2

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At September 30, 2020, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $4,195,817. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds 3